FINANCIAL INVESTMENTS	12 Months Ended
Dec. 31, 2025
FINANCIAL INVESTMENTS
FINANCIAL INVESTMENTS
4. FINANCIAL INVESTMENTS

	12.31.2025	12.31.2024
Guarantee for legal proceedings(1)	41,308	42,619
Financial applications - LFT(2)	99,102	—
Total	140,410	42,619

Current	99,102	—
Non-current	41,308	42,619

(1)Refer to amounts of financial investments pledged as guarantees for legal proceedings (notes 20. e 34.b.).
(2)Refer to financial investments in Treasury Financial Bills (“LFTs”), made by the subsidiaries Vivo Pay I Fundo de Investimentos em Direitos Creditórios and Vivo Pay Sociedade de Crédito Direto. They are financial assets measured at fair value through profit or loss.